[ Janus Henderson Letterhead ]

June 26, 2024

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS DETROIT STREET TRUST (the “Registrant”) 1933 Act File No. 333-207814 1940 Act File No. 811-23112

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 57 and Amendment No. 58 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of establishing Janus Henderson Mid Cap Growth Alpha ETF as a new series of the Registrant (the “Fund”).

The cover of the prospectus and statement of additional information for the Fund includes the disclosure pursuant to Rule 481(b)(2) under the 1933 Act (“red herring” legend).

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective on September 16, 2024.

If you have any questions regarding this filing, please call me at (303) 336-7903.

Respectfully,

/s/ Cara Owen

Cara Owen, Esq.

Vice President, Secretary, and Chief Legal Officer of the Registrant

Enclosures (via EDGAR)

cc: Eric S. Purple, Esq.